Investments in Unconsolidated Subsidiaries and Affiliates - Summary of Investments in Unconsolidated Subsidiaries and Affiliates (Detail) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016
Investments In And Advances To Affiliates Schedule Of Investments [Abstract]
Equity method	$ 554	$ 479
Cost method	6	8
Total	$ 560	$ 487